Income Taxes (Details Narrative) - JPY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income tax expense
Net operating loss carryforwards	675,207,000	349,722,000	143,264,000
Increase or decrease uncertain tax positions	0	0	0
JAPAN
Income tax expense	¥ (534,685,000)	¥ (661,966,000)	¥ (478,633,000)
Income taxes statutory rate	30.62%	30.62%	33.58%